Dividends	12 Months Ended
Mar. 31, 2024
Dividend [Abstract]
Dividends	9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2024			2023			2022
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	19.40	393	320	17.84	488	163	17.21	339	282
Final dividend in respect of the prior year	37.60	1,325	56	33.76	1,119	114	32.16	583	562
	57.00	1,718	376	51.60	1,607	277	49.37	922	844
The Directors are proposing a final dividend for the year ended 31 March 2024 of 39.12p per share that would absorb approximately £1,455 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 19 July 2024 to shareholders who are on the register of members at 7 June 2024 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative